Condensed consolidated statement of cash flows $ in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Operating activities
Loss before tax	€ (91,316,060)	€ (57,394,089)
Non-cash adjustments to reconcile loss before tax to net cash flows from operations:
Share-based payment expense	9,625,030	6,288,303
Depreciation expense	208,333	135,032
Net foreign exchange loss (gain)	12,001,515	(3,146,528)
Finance income	(438,896)	(2,160,801)
Changes in working capital:
(Increase) in receivables	(73,806)	(91,786)
Increase in other current assets	(383,606)	(300,336)
increase in accrued liabilities	942,596	3,690,913
Income taxes received (paid)	98,343	(1,114,758)
Received interest	462,559	2,120,352
Net cash flows used in operating activities	(68,451,963)	(51,914,977)
Investing activities
Purchase of property, plant and equipment	(144,367)	(70,844)
Net cash flows used in investing activities	(144,367)	(70,844)
Financing activities
Proceeds from issue of shares	29,458	632,737
Transaction costs on issue of shares, net	0	592,968
Payment of principal portion of lease liabilities	(127,805)	(107,239)
Net cash flows (used in) provided by financing activities	(98,347)	1,118,466
Net decrease in cash and cash equivalents	(68,694,677)	(50,867,355)
Cash and cash equivalents at the beginning of the period	280,728,037	391,231,637
Effect of exchange rate changes	(12,461,675)	3,210,104
Cash and cash equivalents at the end of the period	€ 199,571,685	€ 343,574,386